Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Fund Name Change
Registrant Name	SELECT SECTOR SPDR TRUST
Entity Central Index Key	0001064641
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000201048
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Communication Services Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Communication Services Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLC. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLC
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Communication Services Select Sector SPDR® ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly elected Trump administration. This injected some market volatility into the mix, but as the early economic data revealed the tariffs’ impact to be less than feared, markets resumed their upward march. To a large degree, this continued to be driven by artificial intelligence ("A.I."), with news of significant A.I.-related investments allowing investors to shrug off concerns of excessive valuations. While mega-cap tech-related firms such as Alphabet Inc. and Meta Platforms drove early gains through A.I.-driven advertising and cost efficiencies, defensive players like broadband providers helped stabilize the sector amid broader market fluctuations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLC	S&P 500 Index	Communications Services Select Sector Index
06/18/18	$10,000	$10,000	$10,000
06/30/18	$9,880	$9,804	$9,882
07/31/18	$9,689	$10,169	$9,690
08/31/18	$9,836	$10,500	$9,839
09/30/18	$9,822	$10,560	$9,825
10/31/18	$9,241	$9,838	$9,245
11/30/18	$9,037	$10,039	$9,042
12/31/18	$8,302	$9,132	$8,305
01/31/19	$9,280	$9,864	$9,287
02/28/19	$9,234	$10,181	$9,242
03/31/19	$9,426	$10,379	$9,432
04/30/19	$10,097	$10,799	$10,106
05/31/19	$9,493	$10,113	$9,502
06/30/19	$9,943	$10,825	$9,953
07/31/19	$10,257	$10,981	$10,269
08/31/19	$10,013	$10,807	$10,025
09/30/19	$10,025	$11,009	$10,038
10/31/19	$10,244	$11,248	$10,259
11/30/19	$10,638	$11,656	$10,655
12/31/19	$10,894	$12,008	$10,912
01/31/20	$10,948	$12,003	$10,968
02/29/20	$10,312	$11,015	$10,330
03/31/20	$8,998	$9,654	$9,015
04/30/20	$10,234	$10,892	$10,256
05/31/20	$10,999	$11,411	$11,024
06/30/20	$11,026	$11,638	$11,051
07/31/20	$11,845	$12,294	$11,872
08/31/20	$12,907	$13,178	$12,939
09/30/20	$12,136	$12,677	$12,165
10/31/20	$12,087	$12,340	$12,117
11/30/20	$13,353	$13,691	$13,391
12/31/20	$13,816	$14,217	$13,857
01/31/21	$13,695	$14,073	$13,736
02/28/21	$14,655	$14,461	$14,703
03/31/21	$15,027	$15,095	$15,077
04/30/21	$15,996	$15,900	$16,052
05/31/21	$16,146	$16,011	$16,203
06/30/21	$16,628	$16,385	$16,689
07/31/21	$16,924	$16,774	$16,989
08/31/21	$17,583	$17,284	$17,651
09/30/21	$16,489	$16,481	$16,554
10/31/21	$16,522	$17,635	$16,588
11/30/21	$15,513	$17,513	$15,577
12/31/21	$16,012	$18,298	$16,080
01/31/22	$15,246	$17,351	$15,311
02/28/22	$14,109	$16,832	$14,168
03/31/22	$14,208	$17,457	$14,271
04/30/22	$12,210	$15,934	$12,262
05/31/22	$12,438	$15,963	$12,492
06/30/22	$11,241	$14,646	$11,291
07/31/22	$11,676	$15,996	$11,729
08/31/22	$11,266	$15,344	$11,318
09/30/22	$9,941	$13,931	$9,984
10/31/22	$10,009	$15,059	$10,048
11/30/22	$10,696	$15,900	$10,740
12/31/22	$9,983	$14,984	$10,024
01/31/23	$11,461	$15,926	$11,513
02/28/23	$11,133	$15,537	$11,185
03/31/23	$12,098	$16,107	$12,157
04/30/23	$12,498	$16,359	$12,560
05/31/23	$12,984	$16,430	$13,050
06/30/23	$13,602	$17,516	$13,672
07/31/23	$14,373	$18,078	$14,449
08/31/23	$14,154	$17,790	$14,230
09/30/23	$13,742	$16,942	$13,816
10/31/23	$13,560	$16,586	$13,628
11/30/23	$14,615	$18,101	$14,691
12/31/23	$15,259	$18,923	$15,341
01/31/24	$15,940	$19,241	$16,029
02/29/24	$16,686	$20,268	$16,782
03/31/24	$17,198	$20,920	$17,299
04/30/24	$16,403	$20,066	$16,499
05/31/24	$17,527	$21,061	$17,631
06/30/24	$18,082	$21,817	$18,191
07/31/24	$18,125	$22,082	$18,236
08/31/24	$18,438	$22,618	$18,550
09/30/24	$19,146	$23,101	$19,266
10/31/24	$19,498	$22,891	$19,622
11/30/24	$20,832	$24,235	$20,967
12/31/24	$20,544	$23,657	$20,679
01/31/25	$21,740	$24,316	$21,887
02/28/25	$21,661	$23,999	$21,808
03/31/25	$20,538	$22,647	$20,679
04/30/25	$20,343	$22,493	$20,484
05/31/25	$21,603	$23,909	$21,755
06/30/25	$23,164	$25,125	$23,332
07/31/25	$22,930	$25,689	$23,097
08/31/25	$23,766	$26,209	$23,911
09/30/25	$25,355	$27,166	$25,514

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 06/18/18
XLC	32.43%	15.88%	13.62%
S&P 500 Index	17.60%	16.47%	14.70%
Communications Services Select Sector Index	32.43%	15.97%	13.72%

Performance Inception Date	Jun. 18, 2018
Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 27,469,331,852
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 6,427,451
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$27,469,331,852 Number of Portfolio Holdings27 Portfolio Turnover Rate40% Total Advisory Fees Paid$6,427,451
Holdings [Text Block]

Top Industries

Industries	%
Interactive Media & Services	31.4%
Entertainment	30.8%
Media	24.1%
Diversified Telecommunication Services	9.1%
Wireless Telecommunication Services	4.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Meta Platforms, Inc., Class A	14.7%
Alphabet, Inc., Class A	8.5%
Alphabet, Inc., Class C	6.8%
Netflix, Inc.	5.8%
Warner Bros Discovery, Inc.	4.9%
Verizon Communications, Inc.	4.6%
AT&T, Inc.	4.5%
T-Mobile U.S., Inc.	4.5%
Electronic Arts, Inc.	4.5%
Comcast Corp., Class A	4.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Communication Services Select Sector SPDR® Fund to State Street® Communication Services Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLC to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Communication Services Select Sector SPDR® Fund to State Street® Communication Services Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.
C000017594
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Consumer Discretionary Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Consumer Discretionary Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLY. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLY
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Discretionary Select Sector SPDR® ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

As of the end of September 2025, the consumer discretionary sector experienced a dynamic and volatile year, following strong aggregate gains in 2024. Three rate cuts in late 2024 and another in September 2025 boosted investor optimism and a "risk-on" sentiment. At the same time, mixed economic signals like strong GDP growth alongside persistent inflation, created volatility. Some strong data ironically fueled fears that the U.S. Federal Reserve (the "Fed") might slow its easing pace. After a weak first half of 2025, the sector mounted a significant comeback in the third quarter, fueled by the Fed interest rate cuts and resilient consumer spending, particularly among higher-income households.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLY	S&P 500 Index	Consumer Discretionary Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,904	$10,844	$10,907
11/30/15	$10,877	$10,876	$10,881
12/31/15	$10,574	$10,704	$10,579
01/31/16	$10,033	$10,173	$10,038
02/29/16	$10,070	$10,159	$10,076
03/31/16	$10,737	$10,849	$10,749
04/30/16	$10,751	$10,891	$10,763
05/31/16	$10,765	$11,086	$10,778
06/30/16	$10,638	$11,115	$10,650
07/31/16	$11,121	$11,525	$11,136
08/31/16	$10,982	$11,541	$10,997
09/30/16	$10,948	$11,543	$10,964
10/31/16	$10,691	$11,332	$10,707
11/30/16	$11,190	$11,752	$11,210
12/31/16	$11,196	$11,984	$11,217
01/31/17	$11,668	$12,212	$11,692
02/28/17	$11,893	$12,697	$11,920
03/31/17	$12,136	$12,711	$12,165
04/30/17	$12,430	$12,842	$12,461
05/31/17	$12,568	$13,023	$12,601
06/30/17	$12,416	$13,104	$12,450
07/31/17	$12,647	$13,373	$12,684
08/31/17	$12,414	$13,414	$12,451
09/30/17	$12,517	$13,691	$12,556
10/31/17	$12,780	$14,011	$12,821
11/30/17	$13,426	$14,440	$13,470
12/31/17	$13,745	$14,601	$13,794
01/31/18	$15,025	$15,437	$15,083
02/28/18	$14,505	$14,868	$14,560
03/31/18	$14,167	$14,490	$14,221
04/30/18	$14,500	$14,546	$14,557
05/31/18	$14,786	$14,896	$14,847
06/30/18	$15,317	$14,988	$15,383
07/31/18	$15,595	$15,545	$15,665
08/31/18	$16,393	$16,052	$16,469
09/30/18	$16,476	$16,143	$16,555
10/31/18	$14,819	$15,040	$14,891
11/30/18	$15,180	$15,346	$15,256
12/31/18	$13,972	$13,961	$14,040
01/31/19	$15,348	$15,079	$15,426
02/28/19	$15,554	$15,564	$15,634
03/31/19	$16,121	$15,866	$16,208
04/30/19	$16,999	$16,508	$17,095
05/31/19	$15,713	$15,459	$15,801
06/30/19	$16,951	$16,549	$17,050
07/31/19	$17,160	$16,787	$17,263
08/31/19	$17,010	$16,521	$17,114
09/30/19	$17,209	$16,830	$17,314
10/31/19	$17,233	$17,195	$17,339
11/30/19	$17,450	$17,819	$17,559
12/31/19	$17,943	$18,356	$18,060
01/31/20	$17,934	$18,349	$18,053
02/29/20	$16,559	$16,839	$16,666
03/31/20	$14,088	$14,759	$14,182
04/30/20	$16,759	$16,651	$16,875
05/31/20	$17,865	$17,444	$17,990
06/30/20	$18,401	$17,791	$18,532
07/31/20	$19,722	$18,794	$19,865
08/31/20	$21,627	$20,145	$21,788
09/30/20	$21,209	$19,380	$21,366
10/31/20	$20,630	$18,864	$20,784
11/30/20	$22,689	$20,929	$22,862
12/31/20	$23,250	$21,734	$23,433
01/31/21	$23,430	$21,514	$23,616
02/28/21	$23,327	$22,108	$23,515
03/31/21	$24,324	$23,076	$24,524
04/30/21	$25,897	$24,307	$26,113
05/31/21	$25,018	$24,477	$25,229
06/30/21	$25,895	$25,049	$26,118
07/31/21	$26,160	$25,644	$26,388
08/31/21	$26,632	$26,423	$26,866
09/30/21	$26,073	$25,194	$26,304
10/31/21	$29,205	$26,960	$29,468
11/30/21	$29,698	$26,773	$29,968
12/31/21	$29,721	$27,973	$29,995
01/31/22	$26,912	$26,525	$27,162
02/28/22	$25,792	$25,731	$26,033
03/31/22	$26,937	$26,686	$27,191
04/30/22	$23,732	$24,359	$23,956
05/31/22	$22,504	$24,404	$22,719
06/30/22	$20,064	$22,389	$20,255
07/31/22	$23,761	$24,454	$23,993
08/31/22	$22,704	$23,457	$22,926
09/30/22	$20,842	$21,296	$21,042
10/31/22	$21,071	$23,020	$21,276
11/30/22	$21,389	$24,307	$21,599
12/31/22	$18,949	$22,907	$19,128
01/31/23	$21,809	$24,346	$22,019
02/28/23	$21,353	$23,752	$21,559
03/31/23	$22,005	$24,624	$22,220
04/30/23	$21,751	$25,008	$21,965
05/31/23	$22,309	$25,117	$22,531
06/30/23	$25,043	$26,776	$25,300
07/31/23	$25,609	$27,637	$25,874
08/31/23	$25,177	$27,197	$25,439
09/30/23	$23,776	$25,900	$24,021
10/31/23	$22,469	$25,355	$22,702
11/30/23	$24,929	$27,671	$25,191
12/31/23	$26,460	$28,928	$26,743
01/31/24	$25,296	$29,414	$25,568
02/29/24	$27,307	$30,985	$27,603
03/31/24	$27,284	$31,982	$27,582
04/30/24	$26,017	$30,675	$26,302
05/31/24	$26,085	$32,196	$26,373
06/30/24	$27,093	$33,352	$27,397
07/31/24	$27,863	$33,758	$28,178
08/31/24	$27,811	$34,577	$28,128
09/30/24	$29,848	$35,315	$30,196
10/31/24	$29,331	$34,995	$29,675
11/30/24	$33,086	$37,049	$33,480
12/31/24	$33,459	$36,166	$33,862
01/31/25	$34,643	$37,173	$35,061
02/28/25	$32,213	$36,688	$32,602
03/31/25	$29,535	$34,621	$29,892
04/30/25	$29,512	$34,386	$29,872
05/31/25	$32,014	$36,550	$32,407
06/30/25	$32,587	$38,409	$32,989
07/31/25	$33,189	$39,271	$33,600
08/31/25	$34,732	$40,067	$35,166
09/30/25	$35,989	$41,530	$36,440

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLY	20.58%	11.16%	13.66%
S&P 500 Index	17.60%	16.47%	15.30%
Consumer Discretionary Select Sector Index	20.68%	11.27%	13.80%

Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 24,638,781,880
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 6,478,868
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$24,638,781,880 Number of Portfolio Holdings53 Portfolio Turnover Rate10% Total Advisory Fees Paid$6,478,868
Holdings [Text Block]

Top Industries

Industries	%
Hotels, Restaurants & Leisure	24.4%
Automobiles	23.1%
Broadline Retail	22.2%
Specialty Retail	21.1%
Household Durables	4.0%
Textiles, Apparel & Luxury Goods	3.6%
Distributors	0.9%
Auto Components	0.4%
Leisure Products	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Amazon.com, Inc.	21.3%
Tesla, Inc.	20.6%
Home Depot, Inc.	6.7%
McDonald's Corp.	4.3%
Booking Holdings, Inc.	4.1%
TJX Cos., Inc.	3.8%
Lowe's Cos., Inc.	3.3%
DoorDash, Inc., Class A	2.4%
Starbucks Corp.	2.2%
O'Reilly Automotive, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Consumer Discretionary Select Sector SPDR® Fund to State Street® Consumer Discretionary Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLY to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Consumer Discretionary Select Sector SPDR® Fund to State Street® Consumer Discretionary Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.
C000017595
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Consumer Staples Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Consumer Staples Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLP. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLP
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Staples Select Sector SPDR® ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The consumer staples sector had an underwhelming fiscal year as the S&P Consumer Staples Select Sector Index lost 3.01% and lagged the broader market, as measured by the S&P 500 Index, by more than 20% over the period. During this time, investors favored high-growth and Artificial Intelligence-related stocks. The sector also faced challenges from elevated interest rates dimming the appeal of their dividend yields and concerns over the increased impact of weight-loss drugs on food and beverage consumption. Additionally, many companies in the sector offered cautious outlooks on future performance, signaling unpredictable shifts in consumer purchasing behavior and the headwinds that affected the sector to persist.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLP	S&P 500 Index	Consumer Staples Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,563	$10,844	$10,566
11/30/15	$10,468	$10,876	$10,471
12/31/15	$10,770	$10,704	$10,778
01/31/16	$10,836	$10,173	$10,846
02/29/16	$10,862	$10,159	$10,874
03/31/16	$11,373	$10,849	$11,388
04/30/16	$11,218	$10,891	$11,234
05/31/16	$11,305	$11,086	$11,323
06/30/16	$11,894	$11,115	$11,915
07/31/16	$11,797	$11,525	$11,819
08/31/16	$11,739	$11,541	$11,762
09/30/16	$11,550	$11,543	$11,573
10/31/16	$11,459	$11,332	$11,483
11/30/16	$10,974	$11,752	$10,995
12/31/16	$11,308	$11,984	$11,333
01/31/17	$11,495	$12,212	$11,522
02/28/17	$12,050	$12,697	$12,081
03/31/17	$12,002	$12,711	$12,034
04/30/17	$12,128	$12,842	$12,161
05/31/17	$12,456	$13,023	$12,493
06/30/17	$12,173	$13,104	$12,209
07/31/17	$12,254	$13,373	$12,291
08/31/17	$12,124	$13,414	$12,162
09/30/17	$12,036	$13,691	$12,074
10/31/17	$11,838	$14,011	$11,876
11/30/17	$12,496	$14,440	$12,539
12/31/17	$12,770	$14,601	$12,817
01/31/18	$12,984	$15,437	$13,033
02/28/18	$11,996	$14,868	$12,041
03/31/18	$11,887	$14,490	$11,930
04/30/18	$11,398	$14,546	$11,438
05/31/18	$11,219	$14,896	$11,259
06/30/18	$11,722	$14,988	$11,765
07/31/18	$12,191	$15,545	$12,239
08/31/18	$12,251	$16,052	$12,301
09/30/18	$12,361	$16,143	$12,412
10/31/18	$12,620	$15,040	$12,671
11/30/18	$12,926	$15,346	$12,981
12/31/18	$11,748	$13,961	$11,796
01/31/19	$12,341	$15,079	$12,394
02/28/19	$12,570	$15,564	$12,625
03/31/19	$13,051	$15,866	$13,112
04/30/19	$13,425	$16,508	$13,490
05/31/19	$12,938	$15,459	$13,001
06/30/19	$13,620	$16,549	$13,689
07/31/19	$13,938	$16,787	$14,010
08/31/19	$14,234	$16,521	$14,310
09/30/19	$14,480	$16,830	$14,560
10/31/19	$14,417	$17,195	$14,497
11/30/19	$14,612	$17,819	$14,695
12/31/19	$14,973	$18,356	$15,061
01/31/20	$15,021	$18,349	$15,110
02/29/20	$13,776	$16,839	$13,858
03/31/20	$13,027	$14,759	$13,106
04/30/20	$13,934	$16,651	$14,023
05/31/20	$14,166	$17,444	$14,258
06/30/20	$14,135	$17,791	$14,226
07/31/20	$15,100	$18,794	$15,201
08/31/20	$15,800	$20,145	$15,909
09/30/20	$15,540	$19,380	$15,647
10/31/20	$15,079	$18,864	$15,183
11/30/20	$16,212	$20,929	$16,328
12/31/20	$16,491	$21,734	$16,611
01/31/21	$15,669	$21,514	$15,782
02/28/21	$15,471	$22,108	$15,585
03/31/21	$16,749	$23,076	$16,879
04/30/21	$17,086	$24,307	$17,222
05/31/21	$17,386	$24,477	$17,526
06/30/21	$17,295	$25,049	$17,437
07/31/21	$17,664	$25,644	$17,811
08/31/21	$17,868	$26,423	$18,019
09/30/21	$17,124	$25,194	$17,266
10/31/21	$17,724	$26,960	$17,875
11/30/21	$17,471	$26,773	$17,622
12/31/21	$19,311	$27,973	$19,487
01/31/22	$19,032	$26,525	$19,206
02/28/22	$18,780	$25,731	$18,952
03/31/22	$19,062	$26,686	$19,241
04/30/22	$19,538	$24,359	$19,723
05/31/22	$18,734	$24,404	$18,910
06/30/22	$18,284	$22,389	$18,465
07/31/22	$18,872	$24,454	$19,062
08/31/22	$18,526	$23,457	$18,712
09/30/22	$17,015	$21,296	$17,182
10/31/22	$18,544	$23,020	$18,733
11/30/22	$19,692	$24,307	$19,897
12/31/22	$19,152	$22,907	$19,351
01/31/23	$18,940	$24,346	$19,139
02/28/23	$18,504	$23,752	$18,698
03/31/23	$19,284	$24,624	$19,491
04/30/23	$19,985	$25,008	$20,202
05/31/23	$18,749	$25,117	$18,950
06/30/23	$19,279	$26,776	$19,488
07/31/23	$19,685	$27,637	$19,901
08/31/23	$18,909	$27,197	$19,116
09/30/23	$18,008	$25,900	$18,202
10/31/23	$17,759	$25,355	$17,950
11/30/23	$18,494	$27,671	$18,696
12/31/23	$18,987	$28,928	$19,198
01/31/24	$19,230	$29,414	$19,447
02/29/24	$19,641	$30,985	$19,866
03/31/24	$20,283	$31,982	$20,520
04/30/24	$20,058	$30,675	$20,293
05/31/24	$20,532	$32,196	$20,776
06/30/24	$20,491	$33,352	$20,736
07/31/24	$20,830	$33,758	$21,081
08/31/24	$22,077	$34,577	$22,347
09/30/24	$22,337	$35,315	$22,613
10/31/24	$21,558	$34,995	$21,824
11/30/24	$22,377	$37,049	$22,655
12/31/24	$21,299	$36,166	$21,567
01/31/25	$21,417	$37,173	$21,688
02/28/25	$22,506	$36,688	$22,792
03/31/25	$22,247	$34,621	$22,532
04/30/25	$22,309	$34,386	$22,597
05/31/25	$22,581	$36,550	$22,866
06/30/25	$22,221	$38,409	$22,503
07/31/25	$21,889	$39,271	$22,168
08/31/25	$22,158	$40,067	$22,442
09/30/25	$21,654	$41,530	$21,933

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLP	(3.06%)	6.86%	8.03%
S&P 500 Index	17.60%	16.47%	15.30%
Consumer Staples Select Sector Index	(3.01%)	6.99%	8.17%

Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 16,059,100,914
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,824,344
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$16,059,100,914 Number of Portfolio Holdings40 Portfolio Turnover Rate8% Total Advisory Fees Paid$4,824,344
Holdings [Text Block]

Top Industries

Industries	%
Consumer Staples Distribution & Retail	30.9%
Food Products	18.8%
Beverages	18.1%
Household Products	17.9%
Tobacco	10.4%
Personal Care Products	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Walmart, Inc.	10.6%
Costco Wholesale Corp.	9.6%
Procter & Gamble Co.	8.4%
Coca-Cola Co.	6.0%
Philip Morris International, Inc.	5.9%
Mondelez International, Inc., Class A	4.6%
Altria Group, Inc.	4.5%
PepsiCo, Inc.	4.5%
Colgate-Palmolive Co.	4.3%
Monster Beverage Corp.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Consumer Staples Select Sector SPDR® Fund to State Street® Consumer Staples Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLP to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Consumer Staples Select Sector SPDR® Fund to State Street® Consumer Staples Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.
C000017596
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Energy Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Energy Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLE. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLE
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Energy Select Sector SPDR® ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Energy Select Sector Index navigated a complex landscape over the past year, shaped by shifting global dynamics and evolving policy signals. Investor sentiment remained cautious amid geopolitical tensions and fluctuating commodity prices, particularly in oil and natural gas markets. Regulatory uncertainty, including global tariff developments and environmental policy debates, added layers of complexity to capital allocation decisions. Despite these headwinds, the sector demonstrated resilience, supported by disciplined capital management and operational efficiencies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLE	S&P 500 Index	Energy Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$11,109	$10,844	$11,113
11/30/15	$11,102	$10,876	$11,106
12/31/15	$9,939	$10,704	$9,936
01/31/16	$9,601	$10,173	$9,598
02/29/16	$9,338	$10,159	$9,335
03/31/16	$10,274	$10,849	$10,274
04/30/16	$11,194	$10,891	$11,196
05/31/16	$11,099	$11,086	$11,103
06/30/16	$11,404	$11,115	$11,408
07/31/16	$11,262	$11,525	$11,267
08/31/16	$11,452	$11,541	$11,459
09/30/16	$11,872	$11,543	$11,880
10/31/16	$11,533	$11,332	$11,542
11/30/16	$12,518	$11,752	$12,533
12/31/16	$12,722	$11,984	$12,741
01/31/17	$12,312	$12,212	$12,331
02/28/17	$12,063	$12,697	$12,082
03/31/17	$11,892	$12,711	$11,908
04/30/17	$11,534	$12,842	$11,551
05/31/17	$11,127	$13,023	$11,143
06/30/17	$11,106	$13,104	$11,123
07/31/17	$11,403	$13,373	$11,421
08/31/17	$10,789	$13,414	$10,806
09/30/17	$11,871	$13,691	$11,902
10/31/17	$11,779	$14,011	$11,811
11/30/17	$11,988	$14,440	$12,023
12/31/17	$12,588	$14,601	$12,631
01/31/18	$13,058	$15,437	$13,105
02/28/18	$11,648	$14,868	$11,689
03/31/18	$11,845	$14,490	$11,892
04/30/18	$12,962	$14,546	$13,016
05/31/18	$13,351	$14,896	$13,407
06/30/18	$13,435	$14,988	$13,492
07/31/18	$13,629	$15,545	$13,688
08/31/18	$13,167	$16,052	$13,226
09/30/18	$13,490	$16,143	$13,554
10/31/18	$11,959	$15,040	$12,019
11/30/18	$11,767	$15,346	$11,826
12/31/18	$10,304	$13,961	$10,346
01/31/19	$11,462	$15,079	$11,513
02/28/19	$11,727	$15,564	$11,782
03/31/19	$11,974	$15,866	$12,035
04/30/19	$11,988	$16,508	$12,050
05/31/19	$10,659	$15,459	$10,708
06/30/19	$11,643	$16,549	$11,704
07/31/19	$11,442	$16,787	$11,503
08/31/19	$10,513	$16,521	$10,567
09/30/19	$10,916	$16,830	$10,977
10/31/19	$10,680	$17,195	$10,741
11/30/19	$10,857	$17,819	$10,919
12/31/19	$11,521	$18,356	$11,596
01/31/20	$10,249	$18,349	$10,314
02/29/20	$8,786	$16,839	$8,830
03/31/20	$5,677	$14,759	$5,712
04/30/20	$7,423	$16,651	$7,474
05/31/20	$7,576	$17,444	$7,631
06/30/20	$7,490	$17,791	$7,547
07/31/20	$7,129	$18,794	$7,177
08/31/20	$7,059	$20,145	$7,105
09/30/20	$6,038	$19,380	$6,070
10/31/20	$5,780	$18,864	$5,811
11/30/20	$7,408	$20,929	$7,454
12/31/20	$7,741	$21,734	$7,788
01/31/21	$8,033	$21,514	$8,082
02/28/21	$9,836	$22,108	$9,901
03/31/21	$10,110	$23,076	$10,179
04/30/21	$10,179	$24,307	$10,249
05/31/21	$10,768	$24,477	$10,843
06/30/21	$11,223	$25,049	$11,309
07/31/21	$10,284	$25,644	$10,364
08/31/21	$10,086	$26,423	$10,164
09/30/21	$10,985	$25,194	$11,077
10/31/21	$12,114	$26,960	$12,216
11/30/21	$11,494	$26,773	$11,592
12/31/21	$11,844	$27,973	$11,949
01/31/22	$14,071	$26,525	$14,197
02/28/22	$15,077	$25,731	$15,214
03/31/22	$16,460	$26,686	$16,619
04/30/22	$16,206	$24,359	$16,364
05/31/22	$18,765	$24,404	$18,949
06/30/22	$15,598	$22,389	$15,744
07/31/22	$17,082	$24,454	$17,244
08/31/22	$17,532	$23,457	$17,699
09/30/22	$15,857	$21,296	$16,004
10/31/22	$19,815	$23,020	$20,001
11/30/22	$20,086	$24,307	$20,277
12/31/22	$19,474	$22,907	$19,663
01/31/23	$19,998	$24,346	$20,192
02/28/23	$18,626	$23,752	$18,809
03/31/23	$18,616	$24,624	$18,804
04/30/23	$19,134	$25,008	$19,328
05/31/23	$17,214	$25,117	$17,390
06/30/23	$18,406	$26,776	$18,591
07/31/23	$19,847	$27,637	$20,047
08/31/23	$20,171	$27,197	$20,377
09/30/23	$20,662	$25,900	$20,872
10/31/23	$19,475	$25,355	$19,674
11/30/23	$19,326	$27,671	$19,526
12/31/23	$19,341	$28,928	$19,546
01/31/24	$19,243	$29,414	$19,448
02/29/24	$19,861	$30,985	$20,074
03/31/24	$21,955	$31,982	$22,195
04/30/24	$21,759	$30,675	$21,998
05/31/24	$21,666	$32,196	$21,906
06/30/24	$21,373	$33,352	$21,614
07/31/24	$21,848	$33,758	$22,097
08/31/24	$21,380	$34,577	$21,625
09/30/24	$20,755	$35,315	$20,993
10/31/24	$20,944	$34,995	$21,185
11/30/24	$22,562	$37,049	$22,822
12/31/24	$20,410	$36,166	$20,650
01/31/25	$20,898	$37,173	$21,146
02/28/25	$21,690	$36,688	$21,949
03/31/25	$22,437	$34,621	$22,710
04/30/25	$19,333	$34,386	$19,571
05/31/25	$19,601	$36,550	$19,844
06/30/25	$20,538	$38,409	$20,786
07/31/25	$21,114	$39,271	$21,371
08/31/25	$21,877	$40,067	$22,144
09/30/25	$21,817	$41,530	$22,091

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLE	5.12%	29.29%	8.11%
S&P 500 Index	17.60%	16.47%	15.30%
Energy Select Sector Index	5.23%	29.48%	8.25%

Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 26,863,518,044
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 9,113,599
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$26,863,518,044 Number of Portfolio Holdings25 Portfolio Turnover Rate10% Total Advisory Fees Paid$9,113,599
Holdings [Text Block]

Top Industries

Industries	%
Oil, Gas & Consumable Fuels	91.4%
Energy Equipment & Services	8.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Exxon Mobil Corp.	22.8%
Chevron Corp.	18.1%
ConocoPhillips	7.1%
Williams Cos., Inc.	4.8%
EOG Resources, Inc.	4.1%
Marathon Petroleum Corp.	4.1%
Kinder Morgan, Inc.	3.9%
Phillips 66 Co.	3.9%
Valero Energy Corp.	3.7%
Schlumberger NV	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Energy Select Sector SPDR® Fund to State Street® Energy Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLE to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Energy Select Sector SPDR® Fund to State Street® Energy Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.
C000017597
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Financial Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLF. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLF
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Financial Select Sector SPDR® ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly elected Trump administration. This injected some market volatility into the mix, but as the early economic data revealed the tariffs’ impact to be less than feared, markets resumed their upward march. Over the past year, the financial sector posted a solid total return of over 20% supported by improving earnings, investor optimism about long-term growth, and a favorable interest rate environment. Banks expanded net interest margins while diversified financials and insurance also contributed positively. When the U.S. Federal Reserve finally cut rates in September—the first in a year, markets had fully priced in the move.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLF	S&P 500 Index	Financial Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,621	$10,844	$10,624
11/30/15	$10,821	$10,876	$10,826
12/31/15	$10,589	$10,704	$10,596
01/31/16	$9,652	$10,173	$9,658
02/29/16	$9,367	$10,159	$9,374
03/31/16	$10,051	$10,849	$10,060
04/30/16	$10,390	$10,891	$10,402
05/31/16	$10,599	$11,086	$10,613
06/30/16	$10,262	$11,115	$10,273
07/31/16	$10,624	$11,525	$10,637
08/31/16	$11,028	$11,541	$11,045
09/30/16	$10,736	$11,543	$10,744
10/31/16	$10,981	$11,332	$10,991
11/30/16	$12,506	$11,752	$12,523
12/31/16	$12,991	$11,984	$13,011
01/31/17	$13,021	$12,212	$13,042
02/28/17	$13,695	$12,697	$13,720
03/31/17	$13,318	$12,711	$13,340
04/30/17	$13,204	$12,842	$13,228
05/31/17	$13,046	$13,023	$13,067
06/30/17	$13,882	$13,104	$13,907
07/31/17	$14,120	$13,373	$14,146
08/31/17	$13,892	$13,414	$13,919
09/30/17	$14,602	$13,691	$14,635
10/31/17	$15,028	$14,011	$15,064
11/30/17	$15,552	$14,440	$15,592
12/31/17	$15,854	$14,601	$15,898
01/31/18	$16,876	$15,437	$16,927
02/28/18	$16,405	$14,868	$16,456
03/31/18	$15,698	$14,490	$15,746
04/30/18	$15,639	$14,546	$15,688
05/31/18	$15,497	$14,896	$15,546
06/30/18	$15,199	$14,988	$15,248
07/31/18	$15,997	$15,545	$16,052
08/31/18	$16,216	$16,052	$16,274
09/30/18	$15,855	$16,143	$15,912
10/31/18	$15,106	$15,040	$15,159
11/30/18	$15,527	$15,346	$15,583
12/31/18	$13,778	$13,961	$13,826
01/31/19	$14,991	$15,079	$15,048
02/28/19	$15,352	$15,564	$15,413
03/31/19	$14,951	$15,866	$15,010
04/30/19	$16,294	$16,508	$16,361
05/31/19	$15,126	$15,459	$15,187
06/30/19	$16,141	$16,549	$16,210
07/31/19	$16,534	$16,787	$16,607
08/31/19	$15,733	$16,521	$15,803
09/30/19	$16,459	$16,830	$16,537
10/31/19	$16,854	$17,195	$16,936
11/30/19	$17,700	$17,819	$17,790
12/31/19	$18,173	$18,356	$18,268
01/31/20	$17,703	$18,349	$17,796
02/29/20	$15,726	$16,839	$15,805
03/31/20	$12,369	$14,759	$12,436
04/30/20	$13,549	$16,651	$13,628
05/31/20	$13,915	$17,444	$13,998
06/30/20	$13,871	$17,791	$13,954
07/31/20	$14,391	$18,794	$14,479
08/31/20	$15,005	$20,145	$15,100
09/30/20	$14,486	$19,380	$14,574
10/31/20	$14,368	$18,864	$14,455
11/30/20	$16,792	$20,929	$16,898
12/31/20	$17,840	$21,734	$17,958
01/31/21	$17,539	$21,514	$17,658
02/28/21	$19,549	$22,108	$19,687
03/31/21	$20,680	$23,076	$20,830
04/30/21	$22,035	$24,307	$22,199
05/31/21	$23,086	$24,477	$23,262
06/30/21	$22,397	$25,049	$22,572
07/31/21	$22,298	$25,644	$22,473
08/31/21	$23,438	$26,423	$23,628
09/30/21	$23,002	$25,194	$23,191
10/31/21	$24,676	$26,960	$24,884
11/30/21	$23,274	$26,773	$23,470
12/31/21	$24,044	$27,973	$24,251
01/31/22	$24,055	$26,525	$24,264
02/28/22	$23,729	$25,731	$23,935
03/31/22	$23,684	$26,686	$23,891
04/30/22	$21,349	$24,359	$21,533
05/31/22	$21,931	$24,404	$22,121
06/30/22	$19,541	$22,389	$19,710
07/31/22	$20,946	$24,454	$21,131
08/31/22	$20,524	$23,457	$20,706
09/30/22	$18,937	$21,296	$19,098
10/31/22	$21,203	$23,020	$21,388
11/30/22	$22,691	$24,307	$22,894
12/31/22	$21,506	$22,907	$21,696
01/31/23	$22,978	$24,346	$23,186
02/28/23	$22,450	$23,752	$22,654
03/31/23	$20,313	$24,624	$20,489
04/30/23	$20,955	$25,008	$21,141
05/31/23	$20,051	$25,117	$20,228
06/30/23	$21,390	$26,776	$21,582
07/31/23	$22,423	$27,637	$22,629
08/31/23	$21,830	$27,197	$22,030
09/30/23	$21,147	$25,900	$21,339
10/31/23	$20,625	$25,355	$20,813
11/30/23	$22,869	$27,671	$23,086
12/31/23	$24,098	$28,928	$24,332
01/31/24	$24,828	$29,414	$25,073
02/29/24	$25,857	$30,985	$26,116
03/31/24	$27,085	$31,982	$27,363
04/30/24	$25,953	$30,675	$26,219
05/31/24	$26,769	$32,196	$27,046
06/30/24	$26,531	$33,352	$26,807
07/31/24	$28,247	$33,758	$28,538
08/31/24	$29,516	$34,577	$29,826
09/30/24	$29,355	$35,315	$29,664
10/31/24	$30,142	$34,995	$30,461
11/30/24	$33,235	$37,049	$33,592
12/31/24	$31,428	$36,166	$31,767
01/31/25	$33,484	$37,173	$33,851
02/28/25	$33,956	$36,688	$34,329
03/31/25	$32,528	$34,621	$32,886
04/30/25	$31,850	$34,386	$32,203
05/31/25	$33,256	$36,550	$33,628
06/30/25	$34,313	$38,409	$34,700
07/31/25	$34,295	$39,271	$34,684
08/31/25	$35,362	$40,067	$35,767
09/30/25	$35,411	$41,530	$35,818

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLF	20.63%	19.57%	13.48%
S&P 500 Index	17.60%	16.47%	15.30%
Financial Select Sector Index	20.75%	19.70%	13.61%

Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 54,144,460,494
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 14,809,511
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$54,144,460,494 Number of Portfolio Holdings78 Portfolio Turnover Rate6% Total Advisory Fees Paid$14,809,511
Holdings [Text Block]

Top Industries

Industries	%
Financial Services	29.6%
Banks	26.4%
Capital Markets	25.7%
Insurance	13.8%
Consumer Finance	4.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Berkshire Hathaway, Inc., Class B	11.9%
JPMorgan Chase & Co.	11.2%
Visa, Inc., Class A	7.5%
Mastercard, Inc., Class A	6.1%
Bank of America Corp.	4.5%
Wells Fargo & Co.	3.5%
Goldman Sachs Group, Inc.	3.1%
Morgan Stanley	2.5%
Citigroup, Inc.	2.4%
American Express Co.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Financial Select Sector SPDR® Fund to State Street® Financial Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLF to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Financial Select Sector SPDR® Fund to State Street® Financial Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.
C000017598
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Health Care Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Health Care Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLV. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLV
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Health Care Select Sector SPDR® ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly elected Trump administration. This injected some market volatility into the mix, but as the early economic data revealed the tariffs’ impact to be less than feared, markets resumed their upward march. To a large degree, this continued to be driven by artificial intelligence ("A.I."), with news of significant A.I. related investments allowing investors to shrug off concerns of excessive valuations. When the U.S. Federal Reserve finally cut rates in September, the first in a year, markets had fully priced in the move. By the end of the reporting period, all major regional market indices ended the period higher, despite intermittent geopolitical and policy obstacles. Notably, the health care sector was not among the primary drivers of equity market outperformance for the year. Despite the broader market’s positive trajectory, the Health Care Select Sector Index ended the year with a negative return of 7.95%. This underperformance highlights investors interest firmly centered on technology and A.I. driven themes during this period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLV	S&P 500 Index	Health Care Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,769	$10,844	$10,771
11/30/15	$10,723	$10,876	$10,727
12/31/15	$10,912	$10,704	$10,919
01/31/16	$10,084	$10,173	$10,091
02/29/16	$10,034	$10,159	$10,043
03/31/16	$10,306	$10,849	$10,316
04/30/16	$10,606	$10,891	$10,618
05/31/16	$10,837	$11,086	$10,851
06/30/16	$10,949	$11,115	$10,963
07/31/16	$11,483	$11,525	$11,500
08/31/16	$11,103	$11,541	$11,119
09/30/16	$11,045	$11,543	$11,062
10/31/16	$10,323	$11,332	$10,340
11/30/16	$10,528	$11,752	$10,547
12/31/16	$10,603	$11,984	$10,623
01/31/17	$10,838	$12,212	$10,859
02/28/17	$11,532	$12,697	$11,558
03/31/17	$11,482	$12,711	$11,509
04/30/17	$11,660	$12,842	$11,689
05/31/17	$11,752	$13,023	$11,782
06/30/17	$12,290	$13,104	$12,326
07/31/17	$12,383	$13,373	$12,421
08/31/17	$12,606	$13,414	$12,647
09/30/17	$12,724	$13,691	$12,767
10/31/17	$12,625	$14,011	$12,669
11/30/17	$12,991	$14,440	$13,038
12/31/17	$12,904	$14,601	$12,952
01/31/18	$13,760	$15,437	$13,814
02/28/18	$13,145	$14,868	$13,196
03/31/18	$12,739	$14,490	$12,789
04/30/18	$12,892	$14,546	$12,944
05/31/18	$12,920	$14,896	$12,973
06/30/18	$13,128	$14,988	$13,184
07/31/18	$13,993	$15,545	$14,056
08/31/18	$14,602	$16,052	$14,671
09/30/18	$15,027	$16,143	$15,100
10/31/18	$14,022	$15,040	$14,090
11/30/18	$15,007	$15,346	$15,084
12/31/18	$13,716	$13,961	$13,784
01/31/19	$14,377	$15,079	$14,452
02/28/19	$14,544	$15,564	$14,622
03/31/19	$14,615	$15,866	$14,693
04/30/19	$14,232	$16,508	$14,306
05/31/19	$13,896	$15,459	$13,969
06/30/19	$14,815	$16,549	$14,897
07/31/19	$14,579	$16,787	$14,659
08/31/19	$14,505	$16,521	$14,587
09/30/19	$14,479	$16,830	$14,562
10/31/19	$15,215	$17,195	$15,307
11/30/19	$15,979	$17,819	$16,078
12/31/19	$16,550	$18,356	$16,655
01/31/20	$16,100	$18,349	$16,202
02/29/20	$15,030	$16,839	$15,122
03/31/20	$14,449	$14,759	$14,544
04/30/20	$16,270	$16,651	$16,384
05/31/20	$16,803	$17,444	$16,923
06/30/20	$16,403	$17,791	$16,521
07/31/20	$17,282	$18,794	$17,410
08/31/20	$17,740	$20,145	$17,875
09/30/20	$17,360	$19,380	$17,490
10/31/20	$16,721	$18,864	$16,846
11/30/20	$18,043	$20,929	$18,183
12/31/20	$18,745	$21,734	$18,894
01/31/21	$19,009	$21,514	$19,163
02/28/21	$18,608	$22,108	$18,759
03/31/21	$19,335	$23,076	$19,495
04/30/21	$20,097	$24,307	$20,267
05/31/21	$20,475	$24,477	$20,650
06/30/21	$20,950	$25,049	$21,133
07/31/21	$21,972	$25,644	$22,168
08/31/21	$22,492	$26,423	$22,695
09/30/21	$21,244	$25,194	$21,436
10/31/21	$22,336	$26,960	$22,543
11/30/21	$21,666	$26,773	$21,867
12/31/21	$23,604	$27,973	$23,831
01/31/22	$22,009	$26,525	$22,221
02/28/22	$21,784	$25,731	$21,994
03/31/22	$22,990	$26,686	$23,218
04/30/22	$21,909	$24,359	$22,124
05/31/22	$22,222	$24,404	$22,443
06/30/22	$21,625	$22,389	$21,845
07/31/22	$22,341	$24,454	$22,571
08/31/22	$21,051	$23,457	$21,266
09/30/22	$20,506	$21,296	$20,714
10/31/22	$22,491	$23,020	$22,726
11/30/22	$23,569	$24,307	$23,821
12/31/22	$23,119	$22,907	$23,366
01/31/23	$22,686	$24,346	$22,929
02/28/23	$21,643	$23,752	$21,873
03/31/23	$22,122	$24,624	$22,359
04/30/23	$22,800	$25,008	$23,047
05/31/23	$21,823	$25,117	$22,058
06/30/23	$22,770	$26,776	$23,019
07/31/23	$22,999	$27,637	$23,254
08/31/23	$22,842	$27,197	$23,093
09/30/23	$22,168	$25,900	$22,409
10/31/23	$21,455	$25,355	$21,689
11/30/23	$22,611	$27,671	$22,863
12/31/23	$23,580	$28,928	$23,846
01/31/24	$24,287	$29,414	$24,564
02/29/24	$25,064	$30,985	$25,354
03/31/24	$25,658	$31,982	$25,957
04/30/24	$24,354	$30,675	$24,638
05/31/24	$24,932	$32,196	$25,225
06/30/24	$25,405	$33,352	$25,708
07/31/24	$26,076	$33,758	$26,389
08/31/24	$27,401	$34,577	$27,736
09/30/24	$26,942	$35,315	$27,269
10/31/24	$25,696	$34,995	$26,008
11/30/24	$25,767	$37,049	$26,082
12/31/24	$24,169	$36,166	$24,461
01/31/25	$25,805	$37,173	$26,122
02/28/25	$26,187	$36,688	$26,511
03/31/25	$25,743	$34,621	$26,061
04/30/25	$24,789	$34,386	$25,096
05/31/25	$23,415	$36,550	$23,703
06/30/25	$23,893	$38,409	$24,190
07/31/25	$23,115	$39,271	$23,401
08/31/25	$24,355	$40,067	$24,660
09/30/25	$24,789	$41,530	$25,100

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLV	(7.99%)	7.38%	9.50%
S&P 500 Index	17.60%	16.47%	15.30%
Health Care Select Sector Index	(7.95%)	7.49%	9.64%

Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 34,404,707,044
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 10,764,801
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$34,404,707,044 Number of Portfolio Holdings62 Portfolio Turnover Rate2% Total Advisory Fees Paid$10,764,801
Holdings [Text Block]

Top Industries

Industries	%
Pharmaceuticals	31.1%
Health Care Equipment & Supplies	23.0%
Health Care Providers & Services	18.7%
Biotechnology	17.8%
Life Sciences Tools & Services	9.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Eli Lilly & Co.	12.0%
Johnson & Johnson	8.8%
AbbVie, Inc.	8.1%
UnitedHealth Group, Inc.	6.2%
Abbott Laboratories	4.6%
Merck & Co., Inc.	4.1%
Thermo Fisher Scientific, Inc.	3.6%
Intuitive Surgical, Inc.	3.2%
Amgen, Inc.	3.0%
Pfizer, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Health Care Select Sector SPDR® Fund to State Street® Health Care Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLV to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Health Care Select Sector SPDR® Fund to State Street® Health Care Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.
C000017599
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Industrial Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Industrial Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLI. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLI
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Industrial Select Sector SPDR® ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The industrial sector had a strong year but underperformed the broader S&P 500 Index, which was largely driven by the Artificial Intelligence boom benefiting the communication services and information technology sectors. Aerospace and defense was the top performing industry, led by GE Aerospace, which reached a record high as air travel rebounded post-pandemic and increased defense spending boosted financial results. In contrast, United Parcel Service, Inc. detracted from performance due to weaker delivery volumes, rising labor costs, and uncertainty surrounding trade tariffs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLI	S&P 500 Index	Industrial Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,872	$10,844	$10,875
11/30/15	$10,962	$10,876	$10,966
12/31/15	$10,689	$10,704	$10,693
01/31/16	$10,083	$10,173	$10,087
02/29/16	$10,503	$10,159	$10,509
03/31/16	$11,244	$10,849	$11,255
04/30/16	$11,381	$10,891	$11,395
05/31/16	$11,330	$11,086	$11,345
06/30/16	$11,414	$11,115	$11,428
07/31/16	$11,831	$11,525	$11,848
08/31/16	$11,945	$11,541	$11,958
09/30/16	$11,962	$11,543	$11,976
10/31/16	$11,720	$11,332	$11,735
11/30/16	$12,776	$11,752	$12,798
12/31/16	$12,821	$11,984	$12,845
01/31/17	$13,065	$12,212	$13,092
02/28/17	$13,571	$12,697	$13,602
03/31/17	$13,479	$12,711	$13,510
04/30/17	$13,733	$12,842	$13,766
05/31/17	$13,977	$13,023	$14,013
06/30/17	$14,175	$13,104	$14,214
07/31/17	$14,209	$13,373	$14,249
08/31/17	$14,245	$13,414	$14,288
09/30/17	$14,836	$13,691	$14,885
10/31/17	$14,948	$14,011	$14,999
11/30/17	$15,557	$14,440	$15,615
12/31/17	$15,878	$14,601	$15,941
01/31/18	$16,755	$15,437	$16,824
02/28/18	$16,107	$14,868	$16,175
03/31/18	$15,673	$14,490	$15,741
04/30/18	$15,235	$14,546	$15,301
05/31/18	$15,690	$14,896	$15,761
06/30/18	$15,172	$14,988	$15,240
07/31/18	$16,280	$15,545	$16,356
08/31/18	$16,326	$16,052	$16,405
09/30/18	$16,680	$16,143	$16,763
10/31/18	$14,879	$15,040	$14,951
11/30/18	$15,447	$15,346	$15,526
12/31/18	$13,798	$13,961	$13,865
01/31/19	$15,368	$15,079	$15,447
02/28/19	$16,347	$15,564	$16,437
03/31/19	$16,161	$15,866	$16,249
04/30/19	$16,822	$16,508	$16,917
05/31/19	$15,519	$15,459	$15,604
06/30/19	$16,731	$16,549	$16,829
07/31/19	$16,841	$16,787	$16,942
08/31/19	$16,397	$16,521	$16,497
09/30/19	$16,889	$16,830	$16,996
10/31/19	$17,070	$17,195	$17,180
11/30/19	$17,828	$17,819	$17,947
12/31/19	$17,816	$18,356	$17,936
01/31/20	$17,734	$18,349	$17,856
02/29/20	$16,084	$16,839	$16,191
03/31/20	$12,990	$14,759	$13,085
04/30/20	$14,121	$16,651	$14,227
05/31/20	$14,892	$17,444	$15,010
06/30/20	$15,189	$17,791	$15,311
07/31/20	$15,847	$18,794	$15,976
08/31/20	$17,208	$20,145	$17,353
09/30/20	$17,078	$19,380	$17,221
10/31/20	$16,832	$18,864	$16,974
11/30/20	$19,513	$20,929	$19,685
12/31/20	$19,745	$21,734	$19,921
01/31/21	$18,895	$21,514	$19,064
02/28/21	$20,193	$22,108	$20,378
03/31/21	$21,984	$23,076	$22,194
04/30/21	$22,771	$24,307	$22,992
05/31/21	$23,483	$24,477	$23,713
06/30/21	$22,963	$25,049	$23,188
07/31/21	$23,165	$25,644	$23,394
08/31/21	$23,428	$26,423	$23,663
09/30/21	$21,986	$25,194	$22,208
10/31/21	$23,496	$26,960	$23,736
11/30/21	$22,672	$26,773	$22,906
12/31/21	$23,877	$27,973	$24,128
01/31/22	$22,747	$26,525	$22,987
02/28/22	$22,546	$25,731	$22,787
03/31/22	$23,306	$26,686	$23,557
04/30/22	$21,551	$24,359	$21,784
05/31/22	$21,446	$24,404	$21,680
06/30/22	$19,856	$22,389	$20,076
07/31/22	$21,740	$24,454	$21,984
08/31/22	$21,130	$23,457	$21,367
09/30/22	$18,920	$21,296	$19,128
10/31/22	$21,554	$23,020	$21,791
11/30/22	$23,243	$24,307	$23,503
12/31/22	$22,554	$22,907	$22,806
01/31/23	$23,389	$24,346	$23,653
02/28/23	$23,180	$23,752	$23,443
03/31/23	$23,330	$24,624	$23,597
04/30/23	$23,052	$25,008	$23,317
05/31/23	$22,321	$25,117	$22,579
06/30/23	$24,840	$26,776	$25,128
07/31/23	$25,560	$27,637	$25,858
08/31/23	$25,049	$27,197	$25,342
09/30/23	$23,556	$25,900	$23,831
10/31/23	$22,867	$25,355	$23,135
11/30/23	$24,882	$27,671	$25,176
12/31/23	$26,624	$28,928	$26,941
01/31/24	$26,387	$29,414	$26,703
02/29/24	$28,293	$30,985	$28,635
03/31/24	$29,536	$31,982	$29,898
04/30/24	$28,479	$30,675	$28,828
05/31/24	$28,946	$32,196	$29,304
06/30/24	$28,674	$33,352	$29,030
07/31/24	$30,076	$33,758	$30,452
08/31/24	$30,934	$34,577	$31,323
09/30/24	$31,978	$35,315	$32,383
10/31/24	$31,578	$34,995	$31,979
11/30/24	$33,947	$37,049	$34,380
12/31/24	$31,245	$36,166	$31,648
01/31/25	$32,815	$37,173	$33,240
02/28/25	$32,343	$36,688	$32,763
03/31/25	$31,180	$34,621	$31,587
04/30/25	$31,238	$34,386	$31,648
05/31/25	$33,994	$36,550	$34,443
06/30/25	$35,206	$38,409	$35,674
07/31/25	$36,262	$39,271	$36,747
08/31/25	$36,261	$40,067	$36,750
09/30/25	$36,965	$41,530	$37,465

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLI	15.60%	16.70%	13.97%
S&P 500 Index	17.60%	16.47%	15.30%
Industrial Select Sector Index	15.69%	16.82%	14.12%

Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 23,918,968,698
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 6,275,374
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$23,918,968,698 Number of Portfolio Holdings82 Portfolio Turnover Rate3% Total Advisory Fees Paid$6,275,374
Holdings [Text Block]

Top Ten Industries

Industries	%
Aerospace & Defense	26.8%
Machinery	18.2%
Ground Transportation	10.9%
Electrical Equipment	10.6%
Professional Services	6.7%
Building Products	6.0%
Commercial Services & Supplies	5.9%
Industrial Conglomerates	4.6%
Trading Companies & Distributors	3.4%
Air Freight & Logistics	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
General Electric Co.	6.7%
RTX Corp.	4.7%
Caterpillar, Inc.	4.7%
Uber Technologies, Inc.	4.3%
GE Vernova, Inc.	3.5%
Boeing Co.	3.4%
Eaton Corp. PLC	3.1%
Union Pacific Corp.	3.0%
Honeywell International, Inc.	2.8%
Automatic Data Processing, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Industrial Select Sector SPDR® Fund to State Street® Industrial Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLI to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Industrial Select Sector SPDR® Fund to State Street® Industrial Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.
C000017600
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Materials Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Materials Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLB. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLB
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Materials Select Sector SPDR® ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Materials Select Sector Index navigated a challenging yet transitional year, shaped by macroeconomic headwinds and shifting global dynamics. Early pressure from high interest rates and a slowdown in China weighed on sentiment, particularly in metals and construction inputs. However, the sector found support in late-cycle stimulus measures and easing monetary policy across major economies. Commodity-linked industries like copper and gold benefited from inflation hedging and geopolitical uncertainty. Despite volatility, investor interest returned to select cyclical names, while high-quality, rate-sensitive firms offered defensive appeal.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLB	S&P 500 Index	Materials Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$11,346	$10,844	$11,350
11/30/15	$11,438	$10,876	$11,444
12/31/15	$10,960	$10,704	$10,967
01/31/16	$9,781	$10,173	$9,786
02/29/16	$10,543	$10,159	$10,552
03/31/16	$11,338	$10,849	$11,351
04/30/16	$11,919	$10,891	$11,936
05/31/16	$11,882	$11,086	$11,900
06/30/16	$11,790	$11,115	$11,806
07/31/16	$12,393	$11,525	$12,413
08/31/16	$12,367	$11,541	$12,388
09/30/16	$12,211	$11,543	$12,233
10/31/16	$11,952	$11,332	$11,975
11/30/16	$12,769	$11,752	$12,796
12/31/16	$12,786	$11,984	$12,816
01/31/17	$13,374	$12,212	$13,408
02/28/17	$13,465	$12,697	$13,500
03/31/17	$13,529	$12,711	$13,566
04/30/17	$13,721	$12,842	$13,760
05/31/17	$13,707	$13,023	$13,747
06/30/17	$13,956	$13,104	$14,000
07/31/17	$14,169	$13,373	$14,216
08/31/17	$14,291	$13,414	$14,340
09/30/17	$14,815	$13,691	$14,838
10/31/17	$15,382	$14,011	$15,409
11/30/17	$15,537	$14,440	$15,567
12/31/17	$15,848	$14,601	$15,882
01/31/18	$16,494	$15,437	$16,532
02/28/18	$15,630	$14,868	$15,665
03/31/18	$14,977	$14,490	$15,009
04/30/18	$14,996	$14,546	$15,030
05/31/18	$15,309	$14,896	$15,344
06/30/18	$15,346	$14,988	$15,381
07/31/18	$15,780	$15,545	$15,818
08/31/18	$15,679	$16,052	$15,718
09/30/18	$15,384	$16,143	$15,423
10/31/18	$13,972	$15,040	$14,005
11/30/18	$14,516	$15,346	$14,554
12/31/18	$13,506	$13,961	$13,539
01/31/19	$14,247	$15,079	$14,285
02/28/19	$14,712	$15,564	$14,754
03/31/19	$14,892	$15,866	$14,936
04/30/19	$15,425	$16,508	$15,474
05/31/19	$14,164	$15,459	$14,206
06/30/19	$15,813	$16,549	$15,870
07/31/19	$15,756	$16,787	$15,815
08/31/19	$15,321	$16,521	$15,380
09/30/19	$15,790	$16,830	$15,853
10/31/19	$15,785	$17,195	$15,850
11/30/19	$16,284	$17,819	$16,354
12/31/19	$16,772	$18,356	$16,848
01/31/20	$15,729	$18,349	$15,801
02/29/20	$14,406	$16,839	$14,469
03/31/20	$12,370	$14,759	$12,420
04/30/20	$14,246	$16,651	$14,310
05/31/20	$15,235	$17,444	$15,306
06/30/20	$15,560	$17,791	$15,634
07/31/20	$16,664	$18,794	$16,746
08/31/20	$17,401	$20,145	$17,490
09/30/20	$17,647	$19,380	$17,736
10/31/20	$17,520	$18,864	$17,610
11/30/20	$19,712	$20,929	$19,817
12/31/20	$20,183	$21,734	$20,295
01/31/21	$19,707	$21,514	$19,816
02/28/21	$20,507	$22,108	$20,577
03/31/21	$22,057	$23,076	$22,141
04/30/21	$23,239	$24,307	$23,330
05/31/21	$24,424	$24,477	$24,523
06/30/21	$23,147	$25,049	$23,239
07/31/21	$23,618	$25,644	$23,715
08/31/21	$24,071	$26,423	$24,173
09/30/21	$22,341	$25,194	$22,433
10/31/21	$24,038	$26,960	$24,143
11/30/21	$23,917	$26,773	$24,024
12/31/21	$25,721	$27,973	$25,843
01/31/22	$23,962	$26,525	$24,076
02/28/22	$23,663	$25,731	$23,777
03/31/22	$25,100	$26,686	$25,230
04/30/22	$24,222	$24,359	$24,349
05/31/22	$24,496	$24,404	$24,627
06/30/22	$21,110	$22,389	$21,219
07/31/22	$22,402	$24,454	$22,522
08/31/22	$21,624	$23,457	$21,739
09/30/22	$19,608	$21,296	$19,707
10/31/22	$21,370	$23,020	$21,482
11/30/22	$23,881	$24,307	$24,008
12/31/22	$22,554	$22,907	$22,673
01/31/23	$24,577	$24,346	$24,709
02/28/23	$23,764	$23,752	$23,894
03/31/23	$23,515	$24,624	$23,645
04/30/23	$23,481	$25,008	$23,612
05/31/23	$21,872	$25,117	$21,996
06/30/23	$24,289	$26,776	$24,427
07/31/23	$25,116	$27,637	$25,261
08/31/23	$24,291	$27,197	$24,433
09/30/23	$23,132	$25,900	$23,264
10/31/23	$22,393	$25,355	$22,523
11/30/23	$24,263	$27,671	$24,406
12/31/23	$25,365	$28,928	$25,517
01/31/24	$24,385	$29,414	$24,533
02/29/24	$25,973	$30,985	$26,133
03/31/24	$27,651	$31,982	$27,825
04/30/24	$26,381	$30,675	$26,549
05/31/24	$27,228	$32,196	$27,404
06/30/24	$26,404	$33,352	$26,574
07/31/24	$27,547	$33,758	$27,726
08/31/24	$28,194	$34,577	$28,380
09/30/24	$28,957	$35,315	$29,152
10/31/24	$28,043	$34,995	$28,234
11/30/24	$28,464	$37,049	$28,660
12/31/24	$25,394	$36,166	$25,571
01/31/25	$26,811	$37,173	$27,000
02/28/25	$26,806	$36,688	$26,996
03/31/25	$26,074	$34,621	$26,265
04/30/25	$25,466	$34,386	$25,654
05/31/25	$26,190	$36,550	$26,385
06/30/25	$26,769	$38,409	$26,972
07/31/25	$26,747	$39,271	$26,950
08/31/25	$28,126	$40,067	$28,342
09/30/25	$27,461	$41,530	$27,672

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLB	(5.16%)	9.25%	10.63%
S&P 500 Index	17.60%	16.47%	15.30%
Materials Select Sector Index	(5.08%)	9.30%	10.71%

Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 5,511,330,451
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,593,271
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$5,511,330,451 Number of Portfolio Holdings29 Portfolio Turnover Rate29% Total Advisory Fees Paid$1,593,271
Holdings [Text Block]

Top Industries

Industries	%
Chemicals	57.1%
Metals & Mining	18.3%
Containers & Packaging	15.1%
Construction Materials	9.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Linde PLC	17.2%
Newmont Corp.	7.1%
Sherwin-Williams Co.	6.2%
Ecolab, Inc.	5.4%
Vulcan Materials Co.	4.7%
Air Products & Chemicals, Inc.	4.7%
Martin Marietta Materials, Inc.	4.6%
DuPont de Nemours, Inc.	4.4%
Freeport-McMoRan, Inc.	4.3%
Corteva, Inc.	4.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Materials Select Sector SPDR® Fund to State Street® Materials Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLB to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Materials Select Sector SPDR® Fund to State Street® Materials Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.
C000161049
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Real Estate Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Real Estate Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLRE. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLRE
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Real Estate Select Sector SPDR® ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The real estate sector performance was mixed over the reporting period. The Fund declined nearly 8% over the first quarter of the reporting period, largely driven by a less dovish stance by the U.S. Federal Reserve which scaled back expectations for rate cuts in 2025. As the macroeconomic conditions stabilized, the Fund recovered about 6% over the remainder of the reporting period. Welltower, Inc. was the top contributor and benefited from increased demand for outpatient services and limited supply. American Tower Corp. lagged after lowering guidance amid operational challenges and regional setbacks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLRE	S&P 500 Index	Real Estate Select Sector Index
10/07/15	$10,000	$10,000	$10,000
10/31/15	$10,315	$10,425	$10,316
11/30/15	$10,248	$10,456	$10,252
12/31/15	$10,458	$10,291	$10,468
01/31/16	$9,980	$9,781	$9,988
02/29/16	$9,872	$9,768	$9,879
03/31/16	$10,912	$10,430	$10,931
04/30/16	$10,672	$10,471	$10,691
05/31/16	$10,841	$10,659	$10,861
06/30/16	$11,531	$10,686	$11,554
07/31/16	$11,866	$11,080	$11,891
08/31/16	$11,443	$11,096	$11,466
09/30/16	$11,292	$11,098	$11,312
10/31/16	$10,672	$10,895	$10,691
11/30/16	$10,343	$11,299	$10,363
12/31/16	$10,792	$11,522	$10,814
01/31/17	$10,784	$11,741	$10,807
02/28/17	$11,287	$12,207	$11,313
03/31/17	$11,169	$12,221	$11,197
04/30/17	$11,179	$12,347	$11,208
05/31/17	$11,258	$12,521	$11,289
06/30/17	$11,472	$12,599	$11,506
07/31/17	$11,607	$12,858	$11,644
08/31/17	$11,738	$12,897	$11,776
09/30/17	$11,576	$13,163	$11,613
10/31/17	$11,662	$13,470	$11,700
11/30/17	$12,006	$13,883	$12,048
12/31/17	$11,947	$14,038	$11,987
01/31/18	$11,723	$14,842	$11,761
02/28/18	$10,935	$14,295	$10,971
03/31/18	$11,347	$13,931	$11,386
04/30/18	$11,276	$13,985	$11,315
05/31/18	$11,529	$14,322	$11,570
06/30/18	$12,036	$14,410	$12,084
07/31/18	$12,165	$14,946	$12,214
08/31/18	$12,467	$15,433	$12,519
09/30/18	$12,140	$15,521	$12,188
10/31/18	$11,938	$14,460	$11,984
11/30/18	$12,607	$14,755	$12,658
12/31/18	$11,676	$13,422	$11,721
01/31/19	$12,932	$14,498	$12,985
02/28/19	$13,075	$14,964	$13,130
03/31/19	$13,716	$15,254	$13,776
04/30/19	$13,650	$15,872	$13,711
05/31/19	$13,807	$14,863	$13,870
06/30/19	$14,055	$15,911	$14,115
07/31/19	$14,297	$16,139	$14,360
08/31/19	$14,991	$15,884	$15,060
09/30/19	$15,132	$16,181	$15,203
10/31/19	$15,114	$16,531	$15,186
11/30/19	$14,852	$17,132	$14,925
12/31/19	$15,043	$17,649	$15,121
01/31/20	$15,255	$17,642	$15,336
02/29/20	$14,286	$16,189	$14,363
03/31/20	$12,141	$14,190	$12,216
04/30/20	$13,286	$16,009	$13,374
05/31/20	$13,539	$16,771	$13,630
06/30/20	$13,740	$17,105	$13,831
07/31/20	$14,286	$18,069	$14,383
08/31/20	$14,292	$19,368	$14,390
09/30/20	$14,003	$18,632	$14,096
10/31/20	$13,538	$18,137	$13,630
11/30/20	$14,484	$20,122	$14,584
12/31/20	$14,701	$20,896	$14,806
01/31/21	$14,778	$20,685	$14,884
02/28/21	$15,005	$21,255	$15,113
03/31/21	$16,020	$22,186	$16,142
04/30/21	$17,343	$23,370	$17,479
05/31/21	$17,551	$23,533	$17,691
06/30/21	$18,109	$24,083	$18,255
07/31/21	$18,947	$24,655	$19,101
08/31/21	$19,477	$25,404	$19,638
09/30/21	$18,263	$24,223	$18,415
10/31/21	$19,640	$25,920	$19,805
11/30/21	$19,470	$25,740	$19,636
12/31/21	$21,460	$26,894	$21,645
01/31/22	$19,634	$25,502	$19,805
02/28/22	$18,667	$24,739	$18,832
03/31/22	$20,120	$25,657	$20,299
04/30/22	$19,402	$23,420	$19,577
05/31/22	$18,427	$23,463	$18,594
06/30/22	$17,144	$21,526	$17,311
07/31/22	$18,606	$23,511	$18,789
08/31/22	$17,561	$22,552	$17,734
09/30/22	$15,257	$20,475	$15,401
10/31/22	$15,567	$22,133	$15,716
11/30/22	$16,640	$23,370	$16,801
12/31/22	$15,837	$22,023	$15,990
01/31/23	$17,403	$23,407	$17,573
02/28/23	$16,371	$22,836	$16,532
03/31/23	$16,146	$23,674	$16,301
04/30/23	$16,301	$24,044	$16,459
05/31/23	$15,565	$24,148	$15,717
06/30/23	$16,440	$25,744	$16,596
07/31/23	$16,644	$26,571	$16,803
08/31/23	$16,145	$26,148	$16,300
09/30/23	$14,981	$24,901	$15,119
10/31/23	$14,561	$24,378	$14,696
11/30/23	$16,374	$26,604	$16,527
12/31/23	$17,797	$27,813	$17,965
01/31/24	$16,952	$28,280	$17,114
02/29/24	$17,388	$29,790	$17,556
03/31/24	$17,694	$30,748	$17,867
04/30/24	$16,190	$29,493	$16,348
05/31/24	$17,011	$30,955	$17,179
06/30/24	$17,355	$32,066	$17,525
07/31/24	$18,606	$32,456	$18,790
08/31/24	$19,681	$33,243	$19,878
09/30/24	$20,330	$33,953	$20,535
10/31/24	$19,662	$33,645	$19,863
11/30/24	$20,472	$35,620	$20,681
12/31/24	$18,710	$34,771	$18,906
01/31/25	$19,052	$35,740	$19,253
02/28/25	$19,855	$35,273	$20,066
03/31/25	$19,375	$33,286	$19,582
04/30/25	$19,141	$33,060	$19,348
05/31/25	$19,329	$35,141	$19,539
06/30/25	$19,359	$36,928	$19,570
07/31/25	$19,340	$37,757	$19,552
08/31/25	$19,759	$38,522	$19,977
09/30/25	$19,840	$39,928	$20,060

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/07/15
XLRE	(2.41%)	7.22%	7.10%
S&P 500 Index	17.60%	16.47%	14.88%
Real Estate Select Sector Index	(2.31%)	7.31%	7.22%

Performance Inception Date	Oct. 07, 2015
Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 7,893,227,970
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 2,197,253
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$7,893,227,970 Number of Portfolio Holdings34 Portfolio Turnover Rate8% Total Advisory Fees Paid$2,197,253
Holdings [Text Block]

Top Industries

Industries	%
Specialized REITs	40.0%
Health Care REITs	15.5%
Retail REITs	13.0%
Residential REITs	12.4%
Industrial REITs	8.6%
Real Estate Management & Development	7.9%
Office REITs	1.1%
Hotel & Resort REITs	1.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Welltower, Inc. REIT	9.6%
Prologis, Inc. REIT	8.6%
American Tower Corp. REIT	7.3%
Equinix, Inc. REIT	6.2%
Simon Property Group, Inc. REIT	4.9%
Realty Income Corp. REIT	4.5%
Digital Realty Trust, Inc. REIT	4.5%
Public Storage REIT	4.4%
CBRE Group, Inc., Class A	4.3%
Crown Castle, Inc. REIT	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Real Estate Select Sector SPDR® Fund to State Street® Real Estate Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLRE to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Real Estate Select Sector SPDR® Fund to State Street® Real Estate Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.
C000017601
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Technology Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Technology Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLK. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLK
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Technology Select Sector SPDR® ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by Artificial Intelligence-based growth and strategic integration, demand for innovation, positive earnings and other technology-centered tailwinds, despite hawkish U.S. Federal Reserve signals and valuation concerns. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLK	S&P 500 Index	Technology Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$11,033	$10,844	$11,037
11/30/15	$11,102	$10,876	$11,107
12/31/15	$10,889	$10,704	$10,895
01/31/16	$10,496	$10,173	$10,503
02/29/16	$10,418	$10,159	$10,426
03/31/16	$11,327	$10,849	$11,339
04/30/16	$10,761	$10,891	$10,772
05/31/16	$11,292	$11,086	$11,307
06/30/16	$11,133	$11,115	$11,146
07/31/16	$11,916	$11,525	$11,935
08/31/16	$12,063	$11,541	$12,084
09/30/16	$12,313	$11,543	$12,335
10/31/16	$12,223	$11,332	$12,247
11/30/16	$12,235	$11,752	$12,260
12/31/16	$12,502	$11,984	$12,531
01/31/17	$12,966	$12,212	$12,999
02/28/17	$13,554	$12,697	$13,592
03/31/17	$13,852	$12,711	$13,892
04/30/17	$14,127	$12,842	$14,170
05/31/17	$14,678	$13,023	$14,727
06/30/17	$14,279	$13,104	$14,327
07/31/17	$14,914	$13,373	$14,968
08/31/17	$15,345	$13,414	$15,404
09/30/17	$15,480	$13,691	$15,540
10/31/17	$16,483	$14,011	$16,552
11/30/17	$16,720	$14,440	$16,793
12/31/17	$16,788	$14,601	$16,863
01/31/18	$17,977	$15,437	$18,062
02/28/18	$17,911	$14,868	$17,998
03/31/18	$17,252	$14,490	$17,336
04/30/18	$17,253	$14,546	$17,339
05/31/18	$18,403	$14,896	$18,499
06/30/18	$18,372	$14,988	$18,471
07/31/18	$18,756	$15,545	$18,860
08/31/18	$20,000	$16,052	$20,115
09/30/18	$19,990	$16,143	$20,108
10/31/18	$18,397	$15,040	$18,506
11/30/18	$18,051	$15,346	$18,158
12/31/18	$16,525	$13,961	$16,622
01/31/19	$17,672	$15,079	$17,779
02/28/19	$18,886	$15,564	$19,005
03/31/19	$19,793	$15,866	$19,922
04/30/19	$21,061	$16,508	$21,204
05/31/19	$19,234	$15,459	$19,362
06/30/19	$20,983	$16,549	$21,130
07/31/19	$21,681	$16,787	$21,834
08/31/19	$21,357	$16,521	$21,510
09/30/19	$21,677	$16,830	$21,836
10/31/19	$22,516	$17,195	$22,685
11/30/19	$23,722	$17,819	$23,906
12/31/19	$24,782	$18,356	$24,980
01/31/20	$25,760	$18,349	$25,971
02/29/20	$23,889	$16,839	$24,080
03/31/20	$21,814	$14,759	$22,000
04/30/20	$24,818	$16,651	$25,036
05/31/20	$26,563	$17,444	$26,802
06/30/20	$28,451	$17,791	$28,716
07/31/20	$30,044	$18,794	$30,329
08/31/20	$33,641	$20,145	$33,971
09/30/20	$31,838	$19,380	$32,148
10/31/20	$30,211	$18,864	$30,508
11/30/20	$33,656	$20,929	$33,994
12/31/20	$35,579	$21,734	$35,945
01/31/21	$35,247	$21,514	$35,612
02/28/21	$35,735	$22,108	$36,107
03/31/21	$36,336	$23,076	$36,720
04/30/21	$38,241	$24,307	$38,652
05/31/21	$37,889	$24,477	$38,301
06/30/21	$40,518	$25,049	$40,963
07/31/21	$42,079	$25,644	$42,546
08/31/21	$43,574	$26,423	$44,062
09/30/21	$41,050	$25,194	$41,513
10/31/21	$44,398	$26,960	$44,904
11/30/21	$46,324	$26,773	$46,857
12/31/21	$47,865	$27,973	$48,423
01/31/22	$44,643	$26,525	$45,167
02/28/22	$42,415	$25,731	$42,914
03/31/22	$43,778	$26,686	$44,300
04/30/22	$39,014	$24,359	$39,481
05/31/22	$38,747	$24,404	$39,214
06/30/22	$35,154	$22,389	$35,586
07/31/22	$39,866	$24,454	$40,362
08/31/22	$37,399	$23,457	$37,864
09/30/22	$32,915	$21,296	$33,323
10/31/22	$35,444	$23,020	$35,886
11/30/22	$37,710	$24,307	$38,187
12/31/22	$34,601	$22,907	$35,037
01/31/23	$37,811	$24,346	$38,291
02/28/23	$37,965	$23,752	$38,448
03/31/23	$42,080	$24,624	$42,624
04/30/23	$42,025	$25,008	$42,571
05/31/23	$45,737	$25,117	$46,337
06/30/23	$48,568	$26,776	$49,206
07/31/23	$49,792	$27,637	$50,450
08/31/23	$49,026	$27,197	$49,677
09/30/23	$45,864	$25,900	$46,473
10/31/23	$45,902	$25,355	$46,514
11/30/23	$51,808	$27,671	$52,505
12/31/23	$53,971	$28,928	$54,704
01/31/24	$55,444	$29,414	$56,201
02/29/24	$58,087	$30,985	$58,884
03/31/24	$58,546	$31,982	$59,357
04/30/24	$55,138	$30,675	$55,905
05/31/24	$59,027	$32,196	$59,853
06/30/24	$63,661	$33,352	$64,556
07/31/24	$61,556	$33,758	$62,426
08/31/24	$62,016	$34,577	$62,897
09/30/24	$63,655	$35,315	$64,567
10/31/24	$62,673	$34,995	$63,575
11/30/24	$65,866	$37,049	$66,817
12/31/24	$65,641	$36,166	$66,597
01/31/25	$65,183	$37,173	$66,136
02/28/25	$63,707	$36,688	$64,641
03/31/25	$58,402	$34,621	$59,264
04/30/25	$59,465	$34,386	$60,347
05/31/25	$65,367	$36,550	$66,341
06/30/25	$71,757	$38,409	$72,835
07/31/25	$74,359	$39,271	$75,481
08/31/25	$74,337	$40,067	$75,464
09/30/25	$80,002	$41,530	$81,220

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLK	25.68%	20.24%	23.11%
S&P 500 Index	17.60%	16.47%	15.30%
Technology Select Sector Index	25.79%	20.37%	23.30%

Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 90,179,468,119
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 21,871,678
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$90,179,468,119 Number of Portfolio Holdings71 Portfolio Turnover Rate5% Total Advisory Fees Paid$21,871,678
Holdings [Text Block]

Top Industries

Industries	%
Software	36.2%
Semiconductors & Semiconductor Equipment	35.9%
Technology Hardware, Storage & Peripherals	14.5%
IT Services	4.8%
Communications Equipment	4.7%
Electronic Equipment, Instruments & Components	3.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	14.9%
Microsoft Corp.	12.6%
Apple, Inc.	12.3%
Broadcom, Inc.	5.1%
Palantir Technologies, Inc., Class A	3.8%
Oracle Corp.	3.7%
Cisco Systems, Inc.	2.5%
International Business Machines Corp.	2.4%
Advanced Micro Devices, Inc.	2.4%
Salesforce, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Technology Select Sector SPDR® Fund to State Street® Technology Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLK to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Technology Select Sector SPDR® Fund to State Street® Technology Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.
C000017602
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Utilities Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Utilities Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLU. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLU
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Utilities Select Sector SPDR® ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly elected Trump administration. This injected some market volatility into the mix, but as the early economic data revealed the tariffs’ impact to be less than feared, markets resumed their upward march. Despite positive performance, the utilities sector lagged the broader market and the high-flying growth segments of the market due to it being considered more of a defensive sector. Utility companies benefited from a surge in electricity demand from data centers and artificial intelligence infrastructure, though concerns around regulatory pushback and inflation remain.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLU	S&P 500 Index	Utilities Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,109	$10,844	$10,111
11/30/15	$9,893	$10,876	$9,895
12/31/15	$10,101	$10,704	$10,108
01/31/16	$10,596	$10,173	$10,606
02/29/16	$10,802	$10,159	$10,813
03/31/16	$11,663	$10,849	$11,682
04/30/16	$11,381	$10,891	$11,400
05/31/16	$11,552	$11,086	$11,573
06/30/16	$12,445	$11,115	$12,476
07/31/16	$12,358	$11,525	$12,389
08/31/16	$11,665	$11,541	$11,693
09/30/16	$11,706	$11,543	$11,739
10/31/16	$11,806	$11,332	$11,841
11/30/16	$11,170	$11,752	$11,203
12/31/16	$11,717	$11,984	$11,757
01/31/17	$11,869	$12,212	$11,904
02/28/17	$12,489	$12,697	$12,532
03/31/17	$12,464	$12,711	$12,509
04/30/17	$12,560	$12,842	$12,607
05/31/17	$13,087	$13,023	$13,141
06/30/17	$12,732	$13,104	$12,786
07/31/17	$13,041	$13,373	$13,098
08/31/17	$13,464	$13,414	$13,524
09/30/17	$13,097	$13,691	$13,154
10/31/17	$13,603	$14,011	$13,665
11/30/17	$13,975	$14,440	$14,042
12/31/17	$13,125	$14,601	$13,179
01/31/18	$12,726	$15,437	$12,778
02/28/18	$12,235	$14,868	$12,283
03/31/18	$12,692	$14,490	$12,746
04/30/18	$12,956	$14,546	$13,014
05/31/18	$12,809	$14,896	$12,867
06/30/18	$13,161	$14,988	$13,223
07/31/18	$13,404	$15,545	$13,470
08/31/18	$13,552	$16,052	$13,620
09/30/18	$13,475	$16,143	$13,539
10/31/18	$13,736	$15,040	$13,804
11/30/18	$14,224	$15,346	$14,298
12/31/18	$13,655	$13,961	$13,723
01/31/19	$14,120	$15,079	$14,193
02/28/19	$14,705	$15,564	$14,783
03/31/19	$15,127	$15,866	$15,211
04/30/19	$15,265	$16,508	$15,351
05/31/19	$15,146	$15,459	$15,234
06/30/19	$15,647	$16,549	$15,739
07/31/19	$15,602	$16,787	$15,696
08/31/19	$16,402	$16,521	$16,505
09/30/19	$17,093	$16,830	$17,208
10/31/19	$16,961	$17,195	$17,077
11/30/19	$16,647	$17,819	$16,762
12/31/19	$17,215	$18,356	$17,338
01/31/20	$18,356	$18,349	$18,491
02/29/20	$16,551	$16,839	$16,665
03/31/20	$14,885	$14,759	$15,001
04/30/20	$15,361	$16,651	$15,484
05/31/20	$16,029	$17,444	$16,165
06/30/20	$15,285	$17,791	$15,411
07/31/20	$16,474	$18,794	$16,615
08/31/20	$16,038	$20,145	$16,175
09/30/20	$16,218	$19,380	$16,357
10/31/20	$17,032	$18,864	$17,182
11/30/20	$17,155	$20,929	$17,305
12/31/20	$17,275	$21,734	$17,427
01/31/21	$17,116	$21,514	$17,267
02/28/21	$16,072	$22,108	$16,210
03/31/21	$17,749	$23,076	$17,915
04/30/21	$18,504	$24,307	$18,681
05/31/21	$18,064	$24,477	$18,237
06/30/21	$17,673	$25,049	$17,842
07/31/21	$18,436	$25,644	$18,615
08/31/21	$19,166	$26,423	$19,355
09/30/21	$17,994	$25,194	$18,159
10/31/21	$18,842	$26,960	$19,018
11/30/21	$18,531	$26,773	$18,704
12/31/21	$20,312	$27,973	$20,506
01/31/22	$19,648	$26,525	$19,835
02/28/22	$19,282	$25,731	$19,468
03/31/22	$21,268	$26,686	$21,485
04/30/22	$20,364	$24,359	$20,572
05/31/22	$21,238	$24,404	$21,460
06/30/22	$20,183	$22,389	$20,392
07/31/22	$21,288	$24,454	$21,514
08/31/22	$21,396	$23,457	$21,624
09/30/22	$18,976	$21,296	$19,171
10/31/22	$19,363	$23,020	$19,565
11/30/22	$20,715	$24,307	$20,938
12/31/22	$20,604	$22,907	$20,827
01/31/23	$20,192	$24,346	$20,411
02/28/23	$19,005	$23,752	$19,207
03/31/23	$19,940	$24,624	$20,151
04/30/23	$20,310	$25,008	$20,528
05/31/23	$19,123	$25,117	$19,324
06/30/23	$19,438	$26,776	$19,642
07/31/23	$19,917	$27,637	$20,128
08/31/23	$18,692	$27,197	$18,889
09/30/23	$17,644	$25,900	$17,826
10/31/23	$17,869	$25,355	$18,055
11/30/23	$18,788	$27,671	$18,989
12/31/23	$19,147	$28,928	$19,352
01/31/24	$18,570	$29,414	$18,769
02/29/24	$18,775	$30,985	$18,979
03/31/24	$20,007	$31,982	$20,236
04/30/24	$20,336	$30,675	$20,569
05/31/24	$22,151	$32,196	$22,414
06/30/24	$20,935	$33,352	$21,179
07/31/24	$22,351	$33,758	$22,616
08/31/24	$23,432	$34,577	$23,716
09/30/24	$24,972	$35,315	$25,280
10/31/24	$24,716	$34,995	$25,022
11/30/24	$25,624	$37,049	$25,945
12/31/24	$23,593	$36,166	$23,886
01/31/25	$24,282	$37,173	$24,587
02/28/25	$24,691	$36,688	$25,002
03/31/25	$24,756	$34,621	$25,066
04/30/25	$24,777	$34,386	$25,090
05/31/25	$25,737	$36,550	$26,052
06/30/25	$25,818	$38,409	$26,134
07/31/25	$27,091	$39,271	$27,425
08/31/25	$26,662	$40,067	$26,991
09/30/25	$27,763	$41,530	$28,112

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLU	11.18%	11.35%	10.75%
S&P 500 Index	17.60%	16.47%	15.30%
Utilities Select Sector Index	11.20%	11.44%	10.89%

Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 21,227,927,970
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 5,455,460
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2025

Total Net Assets$21,227,927,970 Number of Portfolio Holdings34 Portfolio Turnover Rate2% Total Advisory Fees Paid$5,455,460
Holdings [Text Block]

Top Industries

Industries	%
Electric Utilities	64.3%
Multi-Utilities	26.1%
Independent Power and Renewable Electricity Producers	5.4%
Gas Utilities	2.0%
Water Utilities	2.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NextEra Energy, Inc.	11.6%
Southern Co.	7.8%
Constellation Energy Corp.	7.7%
Duke Energy Corp.	7.2%
Vistra Corp.	4.6%
American Electric Power Co., Inc.	4.5%
Sempra	4.4%
Dominion Energy, Inc.	3.9%
Xcel Energy, Inc.	3.6%
Exelon Corp.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Utilities Select Sector SPDR® Fund to State Street® Utilities Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLU to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Utilities Select Sector SPDR® Fund to State Street® Utilities Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.